Segment Information (Details) - Schedule of Company’s property and equipment, net of depreciation, by geographic region - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Segment Information (Details) - Schedule of Company’s property and equipment, net of depreciation, by geographic region [Line Items]
Total property and equipment, net:		$ 1,609	$ 1,165
Israel [Member]
Segment Information (Details) - Schedule of Company’s property and equipment, net of depreciation, by geographic region [Line Items]
Total property and equipment, net:		1,609	1,165
United States [Member]
Segment Information (Details) - Schedule of Company’s property and equipment, net of depreciation, by geographic region [Line Items]
Total property and equipment, net:	[1]

[1]	Represents less than $1